Accrued expenses	6 Months Ended
Jun. 30, 2024
Accrued expenses
Accrued expenses

18)Accrued expenses

The following table presents accrued expenses as of June 30, 2024 and December 31, 2023:

(U.S. Dollars in thousands)	At June 30, 2024	At December 31, 2023
Operating expenses	$1,549	$3,025
Interest expenses	4,678	5,032
Other expenses	3,490	6,718
Total accrued expenses	$9,717	$14,775